TRADE AND OTHER RECEIVABLES - Additional informaton (Details) R$ in Thousands, $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 31, 2019 BRL (R$)	Oct. 31, 2019 USD ($)	Jan. 31, 2019 BRL (R$)	Jan. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of other provisions [line items]
Pecentage of Rates on Program of Social Integration						1.65%
Percentage of Rates on Contribution for the Financing of Social Security						7.65%
Refund Of PIS or COFINS Receivables			R$ 37,900	$ 10,300
Additional Refund Of PIS or COFINS Receivables	R$ 13,000	$ 3,125
Judicial Deposit						$ 389
Income taxes paid (refund)					$ 367	1,152	$ 785
Tax contingent liability [member]
Disclosure of other provisions [line items]
Judicial Deposit						1,243
Labour Contingent Liabilitu [Member]
Disclosure of other provisions [line items]
Judicial Deposit						854
Labour Provision [Member]
Disclosure of other provisions [line items]
Other provisions						$ 854